EARNINGS PER SHARE (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	¥ 335,255,274	¥ 924,352,495	¥ 405,575,533
Less: Net (loss)/income attributable to non-controlling interests	104,870,621	25,690,269	(903,161)
Net income attributable to JinkoSolar's ordinary shareholders	230,384,653	898,662,226	406,478,694
Dilutive effects of call option	(462,751,547)	(91,066,662)
Numerator for diluted income per share	¥ (232,366,894)	¥ 807,595,564	¥ 406,478,694
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	178,938,853	169,363,306	153,806,379
Dilutive effects of call option	(7,500,000)	(4,705,479)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	171,438,853	166,567,757	154,704,166
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 1.29	¥ 5.31	¥ 2.64
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders	¥ (1.36)	¥ 4.85	¥ 2.63
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of share options		1,909,930	897,786